Note 9 - Income Taxes - Net Deferred Income Tax Asset (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Allowance for loan losses	$ 632	$ 919
Deferred compensation	514	771
Recognized loss on impairment of security	164	265
AMT credit carryforward		220
Deferred income	68	131
Other real estate owned write down		10
Non-accrual loan interest income	42	58
Net unrealized securities loss	435
Gross deferred tax asset	1,855	2,374
Depreciation	(489)	(788)
Loan fees	(238)	(320)
FHLB stock dividends	(102)	(166)
Prepaid expenses	(56)	(89)
Net unrealized securities gain		(229)
Gross deferred tax liabilities	(885)	(1,592)
Net deferred asset	$ 970	$ 782